Property, equipment and software, net - Schedule of Depreciation and Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	$ 59,641	$ 33,689	$ 1,706
Impairment loss	21,126	0	0
Mining Equipment
Property, Equipment and Software
Impairment loss	21,126
Cost of Revenues
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	54,478	31,002	266
Research and development expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	400	900	438
Sales and marketing expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	36	8	4
General and administrative expenses
Property, Equipment and Software
Depreciation and amortization of property, equipment and software	$ 4,727	$ 1,779	$ 998